THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
December 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 98.6%

	Shares	Value
COMMUNICATION SERVICES — 8.3%
Netflix Inc.*	5,119,847	$480,036,855
Spotify Technology SA* (A)	459,741	266,976,196
		747,013,051

CONSUMER DISCRETIONARY — 1.6%
Airbnb Inc., Cl A*	1,063,263	144,306,054

FINANCIALS — 18.3%
Blackstone Inc.	2,491,554	384,048,134
MSCI Inc., Cl A	589,284	338,089,909
S&P Global Inc.	702,504	367,121,565
Visa Inc., Cl A	1,613,237	565,778,348
		1,655,037,956

HEALTH CARE — 17.2%
Boston Scientific Corp.*	3,363,755	320,734,039
Eli Lilly & Co.	542,412	582,919,328
Intuitive Surgical Inc.*	773,371	438,006,400
Vertex Pharmaceuticals Inc.*	458,597	207,909,536
		1,549,569,303

INDUSTRIALS — 7.8%
Axon Enterprise Inc.*	656,014	372,570,031
TransDigm Group Inc.	252,230	335,428,066
		707,998,097

INFORMATION TECHNOLOGY — 45.4%
Amphenol Corp., Cl A	1,350,449	182,499,678
ASML Holding NV	646,920	692,113,831
Broadcom Inc.	1,754,920	607,377,812
Fair Isaac Corp.*	238,054	402,458,854

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
December 31, 2025
(Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Intuit Inc.	577,511	$382,554,837
NVIDIA Corp.	3,517,018	655,923,857
ServiceNow Inc.*	1,323,438	202,737,467
Shopify Inc., Cl A* (A)	2,664,325	428,876,395
Synopsys Inc.*	1,165,092	547,267,014
		4,101,809,745

TOTAL COMMON STOCK
(Cost $4,839,439,958)		8,905,734,206

SHORT-TERM INVESTMENTS — 1.0%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 3.670% (B)	84,059,518	84,059,518
Mount Vernon Liquid Assets Portfolio, LLC, 3.840% (B)(C)	4,200,415	4,200,415
TOTAL SHORT-TERM INVESTMENTS
(Cost $88,259,933)		88,259,933

TOTAL INVESTMENTS — 99.6%
(Cost $4,927,699,891)		$8,993,994,139

Percentages are based on Net Assets of $9,035,905,574.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at December 31, 2025. The total market value of securities on loan at December 31, 2025 was $4,090,587.

(B)	The rate reported is the 7-day effective yield as of December 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan.

Cl — Class

EMC-QH-001-4100

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